Summary of Significant Accounting Policies - Intangible Assets (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amount	$ 22,003
Accumulated Amortization	(3,534)
Total	$ 18,469
Useful life	11 years
Patents and Merger Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amount	$ 22,003
Accumulated Amortization	(3,534)
Total	$ 18,469
Useful life	11 years